Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 43,770	$ 149,365	$ 130,830	$ 118,612	$ 89,062
Restricted cash	10,202	10,741		20,227
Accounts receivable, net of allowance for doubtful accounts of $1,561 and $1,053 at September 30, 2016 and December 31, 2015, respectively; and net of estimated allowance for refunds and appeals of $31,887 and $33,406 at September 30, 2016 and December 31, 2015, respectively	83,345	78,856		60,215
Prepaid expenses and other current assets	23,313	24,044		12,180
Deferred tax assets	33,346	32,919		32,319
Total current assets	193,976	295,925		243,553
Property and equipment, net	63,768	57,452		34,919
Goodwill	1,196,350	1,197,044		1,197,353
Intangible assets, net	548,593	594,410		683,890
Other long-term assets	2,866	2,176		1,376
TOTAL ASSETS	2,005,553	2,147,007		2,161,091
Current liabilities:
Current maturities of long-term debt	18,000	21,099		8,100
Customer deposits	10,202	10,741		20,227
Accounts payable and accrued other expenses	28,331	29,521		36,350
Accrued compensation costs	41,520	42,902		42,639
Estimated liability for refunds and appeals	70,596	67,775		74,941
Total current liabilities	168,649	172,038		182,257
Long-term liabilities:
Long-term debt	766,042	1,012,971		1,025,838
Other long-term liabilities	9,454	12,199		4,597
Deferred tax liabilities	152,967	162,203		175,266
Total long-term liabilities	928,463	1,187,373		1,205,701
Total liabilities	1,097,112	1,359,411		1,387,958
Commitments and contingencies (Note 6)
Stockholders' equity:
Common stock ($0.001 par value; 600,000,000 and 122,000,000 shares authorized, 90,177,862 and 77,237,711 issued, and 90,170,462 and 77,230,311 outstanding at September 30, 2016 and December 31, 2015, respectively)	90	77		77
Additional paid-in capital	905,963	807,419		803,810
Retained earnings (deficit)	8,625	(14,935)		(28,798)
Accumulated other comprehensive loss	(6,139)	(4,867)		(1,858)
Treasury stock, at cost (7,400 shares at September 30, 2016 and December 31, 2015)	(98)	(98)		(98)
Total stockholders' equity	908,441	787,596		773,133	$ 363,223
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,005,553	$ 2,147,007		$ 2,161,091